Schedule of foreign currency exchange rates (Details)	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Singapore, Dollars
Period-end exchange rate	1.29	1.29
Period-average exchange rate	1.28		1.32
Malaysia, Ringgits
Period-end exchange rate	4.08	4.06
Period-average exchange rate	3.98		4.37
Hong Kong, Dollars
Period-end exchange rate	7.84
Period-average exchange rate	7.83
China, Yuan Renminbi
Period-end exchange rate	6.79
Period-average exchange rate	6.86